Commitments and Contingencies (Detail Textuals)			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2017 USD ($)	Feb. 05, 2016 USD ($)	Mar. 31, 2017 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2014 USD ($) ft²	Sep. 30, 2014 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Rent expense				$ 7,559		$ 9,267	$ 54,555	$ 79,771	$ 168,863	$ 240,746	$ 302,419	$ 242,729
Monthly fee	$ 20,000		$ 10,000
Lease Agreement
Operating Leased Assets [Line Items]
Area of corporate office headquarters | ft²					4,087
Rent expense					$ 5,373
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO")
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development								18,896		225,244	260,244
Estimated analytical method development and qualification		$ 142,900
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO") | Minimum
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development		154,000
Letter agreement ("Agreement") | Contract manufacturing organization ("CMO") | Maximum
Operating Leased Assets [Line Items]
Fees and expenses for the initial evaluation and development		$ 183,000
Independent contractor agreement | Contract manufacturing organization ("CMO")
Operating Leased Assets [Line Items]
Total expense incurred under agreement							60,000	$ 30,000	150,000	$ 90,000
Outstanding balance due to K2C							$ 150,000		$ 150,000
Independent contractor agreement | K2C, Inc.
Operating Leased Assets [Line Items]
Monthly fee											10,000
Total expense incurred under agreement											120,000	$ 120,000
Outstanding balance due to K2C											$ 30,000